Other information about investments - Joint arrangements and associates - Refining Marketing and Chemical (Details)	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 EGP (ج.م.)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 SGD ($)	Dec. 31, 2022 KZT (₸)	Dec. 31, 2022 TND (د.ت)	Dec. 31, 2022 AED (د.إ)	Dec. 31, 2022 VEF	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Joint arrangements and associates
Share capital	€ 4,005,000,000										€ 4,005,000,000
ENI SpA
Joint arrangements and associates
Share capital	€ 4,005,358,876										€ 4,005,358,876
Refining & Marketing | Italy | Joint Arrangement Or Associate One [Member]
Joint arrangements and associates
Company name	Arezzo Gas SpA (†)
Registered office	Arezzo
Country of operation	Italy
Share capital	€ 394,000
Consolidation or valuation method	Eq.
Refining & Marketing | Italy | Joint Arrangement Or Associate One [Member] | Ecofuel SpA
Joint arrangements and associates
% Ownership	50.00%
Refining & Marketing | Italy | Joint Arrangement Or Associate One [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Refining & Marketing | Italy | Joint Arrangement Or Associate Two [Member]
Joint arrangements and associates
Company name	CePIM Centro Padano Interscambio Merci SpA
Registered office	Fontevivo (PR)
Country of operation	Italy
Share capital	€ 6,642,928.32
Consolidation or valuation method	Eq.
Refining & Marketing | Italy | Joint Arrangement Or Associate Two [Member] | Ecofuel SpA
Joint arrangements and associates
% Ownership	44.78%
Refining & Marketing | Italy | Joint Arrangement Or Associate Two [Member] | Third parties
Joint arrangements and associates
% Ownership	55.22%
Refining & Marketing | Italy | Joint Arrangement Or Associate Three [Member]
Joint arrangements and associates
Company name	Consorzio Operatori GPL di Napoli
Registered office	Napoli
Country of operation	Italy
Share capital	€ 102,000
Consolidation or valuation method	Co.
Refining & Marketing | Italy | Joint Arrangement Or Associate Three [Member] | Ecofuel SpA
Joint arrangements and associates
% Ownership	25.00%
Refining & Marketing | Italy | Joint Arrangement Or Associate Three [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Refining & Marketing | Italy | Joint Arrangement Or Associate Four [Member]
Joint arrangements and associates
Company name	Costiero Gas Livorno SpA (†)
Registered office	Livorno
Country of operation	Italy
Share capital	€ 26,000,000
% Equity ratio	65.00%
Consolidation or valuation method	J.O.
Refining & Marketing | Italy | Joint Arrangement Or Associate Four [Member] | Ecofuel SpA
Joint arrangements and associates
% Ownership	65.00%
Refining & Marketing | Italy | Joint Arrangement Or Associate Four [Member] | Third parties
Joint arrangements and associates
% Ownership	35.00%
Refining & Marketing | Italy | Joint Arrangement Or Associate Five [Member]
Joint arrangements and associates
Company name	Disma SpA
Registered office	Segrate (MI)
Country of operation	Italy
Share capital	€ 2,600,000
Consolidation or valuation method	Eq.
Refining & Marketing | Italy | Joint Arrangement Or Associate Five [Member] | Ecofuel SpA
Joint arrangements and associates
% Ownership	25.00%
Refining & Marketing | Italy | Joint Arrangement Or Associate Five [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Refining & Marketing | Italy | Joint Arrangement Or Associate Six [Member]
Joint arrangements and associates
Company name	Porto Petroli di Genova SpA
Registered office	Genova
Country of operation	Italy
Share capital	€ 2,068,000
Consolidation or valuation method	Eq.
Refining & Marketing | Italy | Joint Arrangement Or Associate Six [Member] | Ecofuel SpA
Joint arrangements and associates
% Ownership	40.50%
Refining & Marketing | Italy | Joint Arrangement Or Associate Six [Member] | Third parties
Joint arrangements and associates
% Ownership	59.50%
Refining & Marketing | Italy | Joint Arrangement Or Associate Seven [Member]
Joint arrangements and associates
Company name	Raffineria di Milazzo ScpA (†)
Registered office	Milazzo (ME)
Country of operation	Italy
Share capital	€ 171,143,000
% Equity ratio	50.00%
Consolidation or valuation method	J.O.
Refining & Marketing | Italy | Joint Arrangement Or Associate Seven [Member] | ENI SpA
Joint arrangements and associates
% Ownership	50.00%
Refining & Marketing | Italy | Joint Arrangement Or Associate Seven [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Refining & Marketing | Italy | Joint Arrangement Or Associate Eight [Member]
Joint arrangements and associates
Company name	Seram SpA
Registered office	Fiumicino (RM)
Country of operation	Italy
Share capital	€ 852,000
Consolidation or valuation method	Eq.
Refining & Marketing | Italy | Joint Arrangement Or Associate Eight [Member] | ENI SpA
Joint arrangements and associates
% Ownership	25.00%
Refining & Marketing | Italy | Joint Arrangement Or Associate Eight [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Refining & Marketing | Italy | Joint Arrangement Or Associate Nine [Member]
Joint arrangements and associates
Company name	Sigea Sistema Integrato Genova Arquata SpA
Registered office	Genova
Country of operation	Italy
Share capital	€ 3,326,900
Consolidation or valuation method	Eq.
Refining & Marketing | Italy | Joint Arrangement Or Associate Nine [Member] | Ecofuel SpA
Joint arrangements and associates
% Ownership	35.00%
Refining & Marketing | Italy | Joint Arrangement Or Associate Nine [Member] | Third parties
Joint arrangements and associates
% Ownership	65.00%
Refining & Marketing | Italy | Joint Arrangement Or Associate Ten [Member]
Joint arrangements and associates
Company name	Società Oleodotti Meridionali - SOM SpA (†)
Registered office	Rome
Country of operation	Italy
Share capital	€ 3,085,000
Consolidation or valuation method	Eq.
Refining & Marketing | Italy | Joint Arrangement Or Associate Ten [Member] | ENI SpA
Joint arrangements and associates
% Ownership	70.00%
Refining & Marketing | Italy | Joint Arrangement Or Associate Ten [Member] | Third parties
Joint arrangements and associates
% Ownership	30.00%
Refining & Marketing | Italy | Joint Arrangement Or Associate Eleven [Member]
Joint arrangements and associates
Company name	South Italy Green Hydrogen Srl (†)
Registered office	Rome
Country of operation	Italy
Share capital	€ 10,000
Consolidation or valuation method	Eq.
Refining & Marketing | Italy | Joint Arrangement Or Associate Eleven [Member] | ENI SpA
Joint arrangements and associates
% Ownership	50.00%
Refining & Marketing | Italy | Joint Arrangement Or Associate Eleven [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twelve [Member]
Joint arrangements and associates
Company name	Abu Dhabi Oil Refining Company (TAKREER)
Registered office	Abu Dhabi (United Arab Emirates)
Country of operation	United Arab Emirates
Share capital | د.إ								د.إ 500,000,000
Consolidation or valuation method	Eq.
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twelve [Member] | Eni Abu Dhabi R&T
Joint arrangements and associates
% Ownership	20.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twelve [Member] | Third parties
Joint arrangements and associates
% Ownership	80.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Thirteen [Member]
Joint arrangements and associates
Company name	ADNOC Global Trading Ltd
Registered office	Abu Dhabi (United Arab Emirates)
Country of operation	United Arab Emirates
Share capital | $										$ 100,000,000
Consolidation or valuation method	Eq.
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Thirteen [Member] | Eni Abu Dhabi R&T
Joint arrangements and associates
% Ownership	20.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Thirteen [Member] | Third parties
Joint arrangements and associates
% Ownership	80.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Fourteen [Member]
Joint arrangements and associates
Company name	AET - Raffineriebeteiligungsgesellschaft mbH (†)
Registered office	Schwedt (Germany)
Country of operation	Germany
Share capital	€ 27,000
Consolidation or valuation method	Eq.
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Fourteen [Member] | Eni Deutsch GmbH
Joint arrangements and associates
% Ownership	33.33%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Fourteen [Member] | Third parties
Joint arrangements and associates
% Ownership	66.67%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Fifteen [Member]
Joint arrangements and associates
Company name	Bayernoil Raffineriegesellschaft mbH (†)
Registered office	Vohburg (Germany)
Country of operation	Germany
Share capital	€ 10,226,000
% Equity ratio	20.00%
Consolidation or valuation method	J.O.
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Fifteen [Member] | Eni Deutsch GmbH
Joint arrangements and associates
% Ownership	20.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Fifteen [Member] | Third parties
Joint arrangements and associates
% Ownership	80.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Sixteen [Member]
Joint arrangements and associates
Company name	City Carburoil SA (†)
Registered office	Monteceneri (Switzerland)
Country of operation	Switzerland
Share capital | SFr			SFr 6,000,000
Consolidation or valuation method	Eq.
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Sixteen [Member] | Eni Suisse SA
Joint arrangements and associates
% Ownership	49.91%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Sixteen [Member] | Third parties
Joint arrangements and associates
% Ownership	50.09%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Seven teen [Member]
Joint arrangements and associates
Company name	Egyptian International Gas Technology Co
Registered office	New Cairo (Egypt)
Country of operation	Egypt
Share capital | ج.م.		ج.م. 100,000,000
Consolidation or valuation method	Eq.
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Seven teen [Member] | Eni International BV
Joint arrangements and associates
% Ownership	40.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Seven teen [Member] | Third parties
Joint arrangements and associates
% Ownership	60.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Eight teen [Member]
Joint arrangements and associates
Company name	ENEOS Italsing Pte Ltd
Registered office	Singapore (Singapore)
Country of operation	Singapore
Share capital | $					$ 12,000,000
Consolidation or valuation method	Eq.
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Eight teen [Member] | Eni International BV
Joint arrangements and associates
% Ownership	22.50%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Eight teen [Member] | Third parties
Joint arrangements and associates
% Ownership	77.50%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Nine teen [Member]
Joint arrangements and associates
Company name	Fuelling Aviation Services GIE
Registered office	Tremblay-en-France (France)
Country of operation	France
Share capital	€ 0
Consolidation or valuation method	Co.
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Nine teen [Member] | Eni France Sarl
Joint arrangements and associates
% Ownership	25.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Nine teen [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty [Member]
Joint arrangements and associates
Company name	Mediterranée Bitumes SA
Registered office	Tunis (Tunisia)
Country of operation	Tunisia
Share capital | د.ت							د.ت 1,000,000
Consolidation or valuation method	Eq.
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty [Member] | Eni International BV
Joint arrangements and associates
% Ownership	34.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty [Member] | Third parties
Joint arrangements and associates
% Ownership	66.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty one [Member]
Joint arrangements and associates
Company name	Routex BV
Registered office	Amsterdam (Netherlands)
Country of operation	Netherlands
Share capital	€ 67,500
Consolidation or valuation method	Eq.
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty one [Member] | Eni Sust. Mobility SpA
Joint arrangements and associates
% Ownership	20.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty one [Member] | Routex BV
Joint arrangements and associates
% Ownership	20.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty one [Member] | Third parties
Joint arrangements and associates
% Ownership	60.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty two [Member]
Joint arrangements and associates
Company name	Saraco SA
Registered office	Meyrin (Switzerland)
Country of operation	Switzerland
Share capital | SFr			SFr 420,000
Consolidation or valuation method	Co.
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty two [Member] | Eni Suisse SA
Joint arrangements and associates
% Ownership	20.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty two [Member] | Third parties
Joint arrangements and associates
% Ownership	80.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty three [Member]
Joint arrangements and associates
Company name	Supermetanol CA (†)
Registered office	Jose Puerto La Cruz (Venezuela)
Country of operation	Venezuela
Share capital | VEF									VEF 0
% Equity ratio	50.00%
Consolidation or valuation method	J.O.
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty three [Member] | Ecofuel SpA
Joint arrangements and associates
% Ownership	34.51%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty three [Member] | Supermetanol CA
Joint arrangements and associates
% Ownership	30.07%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty three [Member] | Third parties
Joint arrangements and associates
% Ownership	35.42%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty four [Member]
Joint arrangements and associates
Company name	TBG Tanklager Betriebsgesellschaft GmbH (†)
Registered office	Salzburg (Austria)
Country of operation	Austria
Share capital	€ 43,603.7
Consolidation or valuation method	Eq.
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty four [Member] | Eni Marketing A. GmbH
Joint arrangements and associates
% Ownership	50.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty four [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty five [Member]
Joint arrangements and associates
Company name	Weat Electronic Datenservice GmbH
Registered office	Düsseldorf (Germany)
Country of operation	Germany
Share capital	€ 409,034
Consolidation or valuation method	Eq.
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty five [Member] | Eni Deutsch GmbH
Joint arrangements and associates
% Ownership	20.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty five [Member] | Third parties
Joint arrangements and associates
% Ownership	80.00%
Chemicals | Italy | Joint Arrangement Or Associate Twenty six [Member]
Joint arrangements and associates
Company name	Brindisi Servizi Generali Scarl
Registered office	Brindisi
Country of operation	Italy
Share capital	€ 1,549,060
Consolidation or valuation method	Eq.
Chemicals | Italy | Joint Arrangement Or Associate Twenty six [Member] | Versalis SpA
Joint arrangements and associates
% Ownership	49.00%
Chemicals | Italy | Joint Arrangement Or Associate Twenty six [Member] | Eni Rewind SpA
Joint arrangements and associates
% Ownership	20.20%
Chemicals | Italy | Joint Arrangement Or Associate Twenty six [Member] | EniPower SpA
Joint arrangements and associates
% Ownership	8.90%
Chemicals | Italy | Joint Arrangement Or Associate Twenty six [Member] | Third parties
Joint arrangements and associates
% Ownership	21.90%
Chemicals | Italy | Joint Arrangement Or Associate Twenty seven [Member]
Joint arrangements and associates
Company name	IFM Ferrara ScpA
Registered office	Ferrara
Country of operation	Italy
Share capital	€ 5,304,464
Consolidation or valuation method	Eq.
Chemicals | Italy | Joint Arrangement Or Associate Twenty seven [Member] | S.E.F. Srl
Joint arrangements and associates
% Ownership	10.63%
Chemicals | Italy | Joint Arrangement Or Associate Twenty seven [Member] | Versalis SpA
Joint arrangements and associates
% Ownership	19.61%
Chemicals | Italy | Joint Arrangement Or Associate Twenty seven [Member] | Eni Rewind SpA
Joint arrangements and associates
% Ownership	11.51%
Chemicals | Italy | Joint Arrangement Or Associate Twenty seven [Member] | Third parties
Joint arrangements and associates
% Ownership	58.25%
Chemicals | Italy | Joint Arrangement Or Associate Twenty eight [Member]
Joint arrangements and associates
Company name	Matrìca SpA (†)
Registered office	Porto Torres (SS)
Country of operation	Italy
Share capital	€ 37,500,000
Consolidation or valuation method	Eq.
Chemicals | Italy | Joint Arrangement Or Associate Twenty eight [Member] | Versalis SpA
Joint arrangements and associates
% Ownership	50.00%
Chemicals | Italy | Joint Arrangement Or Associate Twenty eight [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Chemicals | Italy | Joint Arrangement Or Associate Twenty nine [Member]
Joint arrangements and associates
Company name	Novamont SpA
Registered office	Novara
Country of operation	Italy
Share capital	€ 20,000,000
Consolidation or valuation method	Eq.
Chemicals | Italy | Joint Arrangement Or Associate Twenty nine [Member] | Versalis SpA
Joint arrangements and associates
% Ownership	35.00%
Chemicals | Italy | Joint Arrangement Or Associate Twenty nine [Member] | Third parties
Joint arrangements and associates
% Ownership	65.00%
Chemicals | Italy | Joint Arrangement Or Associate Thirty [Member]
Joint arrangements and associates
Company name	Priolo Servizi ScpA
Registered office	Melilli (SR)
Country of operation	Italy
Share capital	€ 28,100,000
Consolidation or valuation method	Eq.
Chemicals | Italy | Joint Arrangement Or Associate Thirty [Member] | Versalis SpA
Joint arrangements and associates
% Ownership	37.22%
Chemicals | Italy | Joint Arrangement Or Associate Thirty [Member] | Eni Rewind SpA
Joint arrangements and associates
% Ownership	5.65%
Chemicals | Italy | Joint Arrangement Or Associate Thirty [Member] | Third parties
Joint arrangements and associates
% Ownership	57.13%
Chemicals | Italy | Joint Arrangement Or Associate Thirty one [Member]
Joint arrangements and associates
Company name	Ravenna Servizi Industriali ScpA
Registered office	Ravenna
Country of operation	Italy
Share capital	€ 5,597,400
Consolidation or valuation method	Eq.
Chemicals | Italy | Joint Arrangement Or Associate Thirty one [Member] | Ecofuel SpA
Joint arrangements and associates
% Ownership	1.85%
Chemicals | Italy | Joint Arrangement Or Associate Thirty one [Member] | Versalis SpA
Joint arrangements and associates
% Ownership	42.13%
Chemicals | Italy | Joint Arrangement Or Associate Thirty one [Member] | EniPower SpA
Joint arrangements and associates
% Ownership	30.37%
Chemicals | Italy | Joint Arrangement Or Associate Thirty one [Member] | Third parties
Joint arrangements and associates
% Ownership	25.65%
Chemicals | Italy | Joint Arrangement Or Associate Thirty two [Member]
Joint arrangements and associates
Company name	Servizi Porto Marghera Scarl
Registered office	Venezia Marghera (VE)
Country of operation	Italy
Share capital	€ 8,695,718
Consolidation or valuation method	Eq.
Chemicals | Italy | Joint Arrangement Or Associate Thirty two [Member] | Versalis SpA
Joint arrangements and associates
% Ownership	48.44%
Chemicals | Italy | Joint Arrangement Or Associate Thirty two [Member] | Eni Rewind SpA
Joint arrangements and associates
% Ownership	38.39%
Chemicals | Italy | Joint Arrangement Or Associate Thirty two [Member] | Third parties
Joint arrangements and associates
% Ownership	13.17%
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty three [Member]
Joint arrangements and associates
Company name	Lotte Versalis Elastomers Co Ltd (†)
Registered office	Yeosu (South Korea)
Country of operation	South Korea
Share capital | ₩				₩ 551,800,000,000
Consolidation or valuation method	Eq.
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty three [Member] | Versalis SpA
Joint arrangements and associates
% Ownership	50.00%
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty three [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty four [Member]
Joint arrangements and associates
Company name	Versalis Chem-invest Llp (†)
Registered office	Uralsk City (Kazakhstan)
Country of operation	Kazakhstan
Share capital | ₸						₸ 64,194,000
Consolidation or valuation method	Eq.
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty four [Member] | Versalis International SA
Joint arrangements and associates
% Ownership	49.00%
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty four [Member] | Third parties
Joint arrangements and associates
% Ownership	51.00%
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty five [Member]
Joint arrangements and associates
Company name	VPM Oilfield Specialty Chemicals Llc (†)
Registered office	Abu Dhabi(United Arab Emirates)
Country of operation	United Arab Emirates
Share capital | د.إ								د.إ 1,000,000
Consolidation or valuation method	Eq.
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty five [Member] | Versalis International SA
Joint arrangements and associates
% Ownership	49.00%
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty five [Member] | Third parties
Joint arrangements and associates
% Ownership	51.00%